SP Funds S&P Global REIT Sharia ETF

Schedule of Investments

February 28, 2026 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Value
Financial Services - 0.3%
Servet Gayrimenkul Yatirim Ortakligi AS(a)	1	$0
Ziraat Gayrimenkul Yatirim Ortakligi AS - REIT	1,020,598	529,431
		529,431

Real Estate - 98.6%(b)
Arena REIT - REIT	460,147	1,121,502
AvalonBay Communities, Inc. - REIT	57,054	10,111,680
Avrupakent Gayrimenkul Yatirim Ortakligi AS - REIT	138,590	164,597
Axis Real Estate Investment Trust - REIT	2,183,777	1,139,313
BWP Trust	645,277	1,775,051
Camden Property Trust - REIT	93,576	10,138,024
Charter Hall Group	536,724	8,441,715
Citicore Energy REIT Corp. - REIT	3,081,259	184,347
EastGroup Properties, Inc. - REIT	51,605	10,130,578
Equinix, Inc. - REIT	29,407	28,650,064
Equity LifeStyle Properties, Inc. - REIT	148,348	9,963,052
Goodman Group - REIT	1,172,045	24,172,421
IGB Real Estate Investment Trust - REIT	1,878,358	1,390,303
IMPACT Growth Real Estate Investment Trust - REIT	771,902	283,084
Kizilbuk Gayrimenkul Yatirim Ortakligi AS - REIT(a)	1,732,393	134,801
Mid-America Apartment Communities, Inc. - REIT	75,182	10,063,862
Panora Gayrimenkul Yatirim Ortakligi - REIT	50,711	107,128
Peker Gayrimenkul Yatirim Ortakligi AS - REIT(a)	3,991,147	1,171,406
Prologis, Inc. - REIT	182,519	26,021,734
Rayonier, Inc. - REIT	314,888	6,766,943
RL Commercial REIT, Inc. - REIT	6,718,598	880,822
SITE Centers Corp. - REIT	64,897	399,765
Sun Communities, Inc. - REIT	74,086	10,109,776
Terreno Realty Corp. - REIT	117,197	7,742,034
Welltower, Inc. - REIT	122,849	25,444,485
Weyerhaeuser Co. - REIT	386,733	9,486,560
		205,995,047

TOTAL COMMON STOCKS (Cost $181,567,440)		206,524,478

TOTAL INVESTMENTS - 98.9% (Cost $181,567,440)		$206,524,478
Other Assets in Excess of Liabilities - 1.1%		2,385,248
TOTAL NET ASSETS - 100.0%		$208,909,726

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.